Deferred Policy Acquisition Costs - Rollforward of LDTI, VOBA, and DSI Adoption Adjustments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			$ 7,241
Deferred sale inducement cost				$ 681
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				285
Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				396
Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				476
Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				194
Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				282
Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				205
Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				91
Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost				114
Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	$ 10,472	$ 10,485	10,375	7,939
Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			7,241
Long-Duration Insurance Contracts | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			3,134
Long-Duration Insurance Contracts | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	4,643	4,604	4,476
Long-Duration Insurance Contracts | Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			2,426
Long-Duration Insurance Contracts | Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			2,050
Long-Duration Insurance Contracts | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	1,060	1,078	1,093
Long-Duration Insurance Contracts | Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			560
Long-Duration Insurance Contracts | Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			533
Long-Duration Insurance Contracts | Life Insurance
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	4,718	4,765	4,773
Long-Duration Insurance Contracts | Life Insurance | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			4,229
Long-Duration Insurance Contracts | Life Insurance | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			544
Long-Duration Insurance Contracts | Institutional Markets
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	51	38	33
Long-Duration Insurance Contracts | Institutional Markets | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			26
Long-Duration Insurance Contracts | Institutional Markets | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			7
Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	91	113	125
Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			122	$ 130
Value Of Business Acquired | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	3	3	3
Value Of Business Acquired | Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			3
Value Of Business Acquired | Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			0
Value Of Business Acquired | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	1	1	1
Value Of Business Acquired | Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			1
Value Of Business Acquired | Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			0
Value Of Business Acquired | Life Insurance
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	$ 87	$ 109	121
Value Of Business Acquired | Life Insurance | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			118
Value Of Business Acquired | Life Insurance | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			3
Value Of Business Acquired | Institutional Markets
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			125
Value Of Business Acquired | Institutional Markets | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			122
Value Of Business Acquired | Institutional Markets | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost			$ 3